SHORT-TERM AND LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Summary of Amortized Costs, Gross Unrealized Gains and Losses and Estimated Fair Values of Available-For-Sale Marketable Securities
The following table summarizes amortized costs, gross unrealized gains and losses and estimated fair values of available-for-sale marketable securities as of December 31, 2019 and 2018:

	Amortized cost		Gross unrealized gains		Gross unrealized losses		Estimated fair value (Level 2 within the fair value hierarchy)
	December 31,		December 31,		December 31,		December 31,
	2019	2018	2019	2018	2019	2018	2019	2018
Corporate debentures	$687,886	$457,944	$4,865	$190	$(271)	$(1,993)	$692,480	$456,141
U.S. Treasuries	23,182	21,943	82	—	(2)	(226)	23,262	21,717
U.S. Government Agencies	19,957	10,854	38	16	(20)	(1)	19,975	10,869
	$731,025	$490,741	$4,985	$206	$(293)	$(2,220)	$735,717	$488,727

Scheduled Maturities of Available-for-Sale Marketable Securities
The scheduled maturities of available-for-sale marketable securities as of December 31, 2019 are as follows:

	Amortized cost	Estimated fair value
Due within one year	$192,882	$193,328
Due after one year through five years	538,142	542,389
	$731,025	$735,717

Schedule of Unrealized Losses and Fair Values
Investments with continuous unrealized losses for less than 12 months and 12 months or greater and their related fair values as of December 31, 2019 and 2018 are as indicated in the following tables:

	December 31, 2019
	Investments with continuous unrealized losses for less than 12 months		Investments with continuous unrealized losses for 12 months or greater		Total Investments with continuous unrealized losses
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Corporate debentures	$70,733	$(117)	$48,658	$(154)	$119,391	$(271)
U.S. Treasuries	—	—	5,005	(2)	5,005	(2)
U.S. Government Agencies	10,974	(20)	—	—	10,974	(20)
	$81,707	$(137)	$53,663	$(156)	$135,370	$(293)

	December 31, 2018
	Investments with continuous unrealized losses for less than 12 months		Investments with continuous unrealized losses for 12 months or greater		Total Investments with continuous unrealized losses
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Corporate debentures	$231,845	$(754)	$113,870	$(1,239)	$345,715	$(1,993)
U.S. Treasuries	14,926	(12)	6,791	(214)	21,717	(226)
U.S. Government Agencies	7,932	(1)	—	—	7,932	(1)
	$254,703	$(767)	$120,661	$(1,453)	$375,364	$(2,220)